Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	3,995	4,212	2,649
Right-of-use assets obtained in exchange for operating lease obligations	4,300	198	4,588

Schedule of Lease, Cost

Lease term and discount rates were as follows:

	As of December 31,
	2022	2023
Weighted-average remaining lease term
Operating leases	0.9 years	1.7 years
Weighted-average discount rate
Operating leases	5.1%	4.9%

Schedule of Lessee, Operating Lease, Liability, Maturity

Maturities of lease liabilities were as follows:

As of December 31, 2023
(in US$ thousands)
2024	$2,580
2025	1,617
2026	139
Total undiscounted lease payments	4,336
Less: imputed interest	(163)
Total present value of lease liabilities	$4,173